Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies
11.	COMMITMENTS AND CONTINGENCIES

On March 25, 2013, the Indian Farmers Fertiliser Cooperative Limited (“IFFCO”) and its subsidiary, Kisan International Trading FZE (“Kisan”,) commenced an arbitration proceeding against the Company before the Singapore International Arbitration Centre seeking damages for the Company’s alleged failure to enter into a long term rock off-take agreement (“ROTA”) with IFFCO for phosphate rock in accordance with the terms of the Share Options Agreement, dated as of July 14, 2008, between the Company and IFFCO. Under the Share Options Agreement, the Company and IFFCO had agreed to use their reasonable best efforts to negotiate and enter into the ROTA within 24 months following the execution of this Agreement, which time period was subsequently extended to July 14, 2012. On April 25, 2013, the Company submitted a response denying IFFCO’s claims on the basis that the Company had complied with its obligations under the Share Option Agreement. On May 6, 2013, IFFCO and Kisan filed a reply to the defense filed by Legend.  The proceeding is at its earliest stages so it is difficult to determine the Company’s exposure, if any. In any event, the Company intends to vigorously defend this matter. No provision for losses has been recorded in connection with this litigation.

Operating Leases

The Company has entered into lease agreements for the rental of office premises and equipment which expire between 2013 and 2014. The lease agreements have a monthly payment as adjusted by the increase in the consumer price index in Australia annually, and the future commitment amounts to A$69,000.

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	37
2014	32
69

Exploration

The Company has to perform minimum exploration work and expend minimum amounts of money on its tenements in accordance with the terms and conditions under which the tenements were granted. The overall expenditure requirement tends to be limited in the normal course of the Company’s tenement portfolio management through expenditure exemption approvals, and expenditure reductions through relinquishment of parts or the whole of tenements deemed non-prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

A$000s

Not later than one year	1,075
Later than one year but not later than five years	2,407
Later than five years but not later than twenty one years	251
3,733

18.       COMMITMENTS AND CONTINGENCIES

The Company is a party to claims that arose in the normal course of business. Management of the Company believes that the ultimate outcome of these claims will not have a material effect on the consolidated financial statements.

The Company has entered into lease agreements for the rental of office premises and equipment which expire between 2013 and 2014.

A$000s
Future minimum contractual obligations under operating leases are as follows:

2013	57
2014	27
84

A$000s
Future minimum lease payments under the Company’s non-cancellable operating leases are as follows:

2013	145
2014	55
2015	13
2016	39
252

Exploration

The Company has to perform minimum exploration work and expend minimum amounts of money on its tenements. The overall expenditure requirement tends to be limited in the normal course of the Company’s tenement portfolio management through expenditure exemption approvals, and expenditure reductions through relinquishment of parts or the whole of tenements deemed non prospective. Should the company wish to preserve interests in its current tenements the amount which may be required to be expended is as follows:

	2012 A$000s	2011 A$000s
Not later than one year	2,473	5,278
Later than one year but not later than five years	5,704	9,532
Later than five years but not later than twenty one years	1,724	1,422
	9,901	16,232